VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—49.6%
Advertising—0.4%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 585	$ 610
144A 7.500%, 6/1/29(1)	1,125	1,156
		1,766

Aerospace & Defense—1.2%
TransDigm, Inc.
6.375%, 6/15/26	1,835	1,888
5.500%, 11/15/27	1,735	1,746
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	515	564
144A 6.250%, 9/15/24(1)	640	642
		4,840

Airlines—1.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,475	1,789
144A 5.750%, 4/20/29(1)	1,170	1,220
Delta Air Lines, Inc. 7.375%, 1/15/26	2,805	3,245
		6,254

Auto Components—2.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,120	2,198
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,447
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	1,135	1,197
144A 5.250%, 7/15/31(1)	1,160	1,210
Tenneco, Inc.
5.000%, 7/15/26	1,125	1,074
144A 7.875%, 1/15/29(1)	505	540
		8,666

Auto Manufacturers—1.4%
Ford Motor Co.
9.000%, 4/22/25	1,970	2,393
	Par Value	Value

Auto Manufacturers—continued
9.625%, 4/22/30	$ 1,705	$ 2,472
Ford Motor Credit Co. LLC
5.125%, 6/16/25	570	616
4.000%, 11/13/30	575	603
		6,084

Building Materials—0.6%
Griffon Corp. 5.750%, 3/1/28	895	922
Koppers, Inc. 144A 6.000%, 2/15/25(1)	1,650	1,679
		2,601

Chemicals—0.7%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,150	1,115
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,635	1,644
		2,759

Commercial Services—2.0%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,140	1,109
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	1,595	1,632
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,105	1,145
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	365	361
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,100	1,078
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,090	1,106
United Rentals North America, Inc. 5.250%, 1/15/30	1,830	1,973
		8,404

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Computers—0.3%
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 1,095	$ 1,106
Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,030	1,067
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	2,315	2,422
		3,489

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	1,105	1,152
Diversified Financial Services—1.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	1,076
144A 5.750%, 11/15/31(1)	565	551
Navient Corp.
6.750%, 6/15/26	1,375	1,486
5.000%, 3/15/27	1,230	1,234
4.875%, 3/15/28	545	530
OneMain Finance Corp.
8.250%, 10/1/23	1,215	1,330
6.625%, 1/15/28	1,305	1,446
5.375%, 11/15/29	70	74
		7,727

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,380	1,501
Entertainment—2.9%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	3,810	2,743
	Par Value	Value

Entertainment—continued
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	$ 1,600	$ 1,664
144A 8.125%, 7/1/27(1)	1,025	1,125
International Game Technology plc 144A 6.250%, 1/15/27(1)	2,260	2,486
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	1,555	1,574
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	1,610	1,695
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	730	727
		12,014

Environmental Services—0.4%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	1,680	1,680
Equity Real Estate Investment Trusts (REITs)—0.5%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	1,125	1,121
Service Properties Trust
4.350%, 10/1/24	465	453
4.500%, 3/15/25	680	656
		2,230

Food & Beverage—2.0%
Kraft Heinz Foods Co. 6.500%, 2/9/40	1,745	2,485
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	2,135	2,199
144A 4.250%, 8/1/29(1)	1,155	1,112

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Food & Beverage—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	$ 1,155	$ 1,122
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,540	1,559
		8,477

Healthcare-Products—0.3%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	1,135	1,133
Healthcare-Services—1.0%
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	670	665
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,070	1,123
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	2,530	2,584
		4,372

Home Builders—0.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	928	964
Home Furnishings—0.1%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	570	551
Internet—1.0%
Netflix, Inc. 144A 5.375%, 11/15/29(1)	1,335	1,579
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	865	921
144A 7.500%, 9/15/27(1)	1,485	1,612
		4,112

Investment Companies—0.4%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,655	1,703
	Par Value	Value

Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	$ 1,695	$ 1,750
United States Steel Corp. 6.875%, 3/1/29	1,555	1,629
		3,379

Leisure Time—1.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,000	1,140
144A 5.750%, 3/1/27(1)	585	572
144A 6.000%, 5/1/29(1)	1,130	1,098
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,330	2,271
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	671	749
144A 5.500%, 4/1/28(1)	1,175	1,142
		6,972

Lodging—0.7%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	526	563
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	840	842
MGM Resorts International 4.750%, 10/15/28	1,145	1,168
Station Casinos LLC 144A 4.625%, 12/1/31(1)	565	560
		3,133

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	1,715	1,747
Media—4.4%
CCO Holdings LLC 4.500%, 5/1/32	1,785	1,778
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	1,705	1,809
144A 5.750%, 1/15/30(1)	530	519
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	1,670	1,699

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
DISH DBS Corp.
7.375%, 7/1/28	$ 2,320	$ 2,274
144A 5.750%, 12/1/28(1)	890	877
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	565	566
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,770	1,706
Meredith Corp. 6.875%, 2/1/26	1,085	1,122
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,702
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,735	1,715
TEGNA, Inc. 5.000%, 9/15/29	1,095	1,098
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	760	737
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	865	897
		18,499

Metal Fabricate/Hardware—0.6%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	2,725	2,521
Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	1,750	1,890
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	1,155	1,135
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	702	767
		3,792

Oil, Gas & Consumable Fuels—5.4%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	944	1,035
144A 5.375%, 3/1/30(1)	580	598
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,325	1,297
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	530	530
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	$ 1,885	$ 1,990
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,145	1,191
144A 5.875%, 1/15/30(1)	545	546
Continental Resources, Inc.
4.375%, 1/15/28	705	759
144A 5.750%, 1/15/31(1)	670	780
EQT Corp. 7.500%, 2/1/30	980	1,237
Occidental Petroleum Corp.
5.550%, 3/15/26	1,940	2,074
6.625%, 9/1/30	1,930	2,315
PBF Holding Co. LLC 6.000%, 2/15/28	1,520	907
PDC Energy, Inc. 5.750%, 5/15/26	1,675	1,692
SM Energy Co. 6.500%, 7/15/28	1,185	1,197
Southwestern Energy Co. 5.375%, 3/15/30	1,085	1,130
Sunoco LP 144A 4.500%, 4/30/30(1)	565	559
Transocean, Inc. 144A 8.000%, 2/1/27(1)	440	302
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,795
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	575	564
		22,498

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	1,121
Pharmaceuticals—2.3%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	1,155	1,132
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	2,000	2,057

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	$ 1,490	$ 1,414
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	1,710	1,786
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,925	1,961
Organon & Co. 144A 5.125%, 4/30/31(1)	1,130	1,154
		9,504

Pipelines—2.5%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,102
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,085	1,097
DCP Midstream Operating LP 5.125%, 5/15/29	1,280	1,419
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,100	1,188
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,665	1,653
NuStar Logistics LP 6.375%, 10/1/30	1,120	1,193
Targa Resources Partners LP
6.500%, 7/15/27	750	798
6.875%, 1/15/29	1,750	1,939
		10,389

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,578
Retail—1.5%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	560	563
144A 5.000%, 2/15/32(1)	560	564
	Par Value	Value

Retail—continued
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	$ 1,505	$ 1,670
Carvana Co. 144A 4.875%, 9/1/29(1)	1,730	1,643
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	570	564
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,140	1,089
		6,093

Semiconductors—0.7%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	2,925	3,097
Software—1.1%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,700	1,665
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,145	1,162
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,770	1,840
		4,667

Telecommunications—3.2%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	1,045	1,082
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	1,220	1,241
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	485	435
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,010	1,013
144A 6.000%, 1/15/30(1)	570	561
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,130	1,254
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,230	1,224

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	$ 710	$ 668
144A 5.375%, 6/15/29(1)	1,645	1,602
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	835	752
Sprint Corp. 7.625%, 3/1/26	1,900	2,244
T-Mobile USA, Inc. 3.500%, 4/15/31	1,135	1,154
		13,230

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,160	1,289
144A 5.500%, 5/1/28(1)	580	568
		1,857

Total Corporate Bonds and Notes (Identified Cost $204,713)		207,662

Leveraged Loans—0.5%
Healthcare-Services—0.3%
Aveanna Healthcare LLC
(1 month LIBOR + 3.750%) 0.000%, 7/17/28 (2)(3)	201	199
2021, First Lien (1 month LIBOR + 3.750%) 4.250%, 7/17/28 (3)	870	863
		1,062

Retail—0.2%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (3)	910	904
Total Leveraged Loans (Identified Cost $1,977)		1,966

	Shares	Value
Convertible Preferred Stocks—26.0%
Auto Components—1.8%
Aptiv plc Series A, 5.500%	42,465	$ 7,581
Banks—7.6%
Bank of America Corp. Series L, 7.250%	9,140	12,961
Wells Fargo & Co. Series L, 7.500%	12,835	18,816
		31,777

Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	29,705	2,602
Communications Equipment—1.0%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	4,005	3,984
Diversified Financial Services—0.5%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,385	2,133
Electric Utilities—3.3%
NextEra Energy, Inc., 5.279%	59,355	3,211
NextEra Energy, Inc., 6.219%	192,150	10,376
		13,587

Healthcare Equipment & Supplies—1.4%
Boston Scientific Corp. Series A, 5.500%	57,125	5,998
Life Sciences Tools & Services—5.2%
Avantor, Inc. Series A, 6.250%	63,980	7,717
Danaher Corp. Series A, 4.750%	6,575	14,090
		21,807

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—0.4%
Elanco Animal Health, Inc., 5.000%	38,425	$ 1,728
Professional Services—0.5%
Clarivate plc Series A, 5.250%	25,005	2,243
Semiconductors & Semiconductor Equipment—3.7%
Broadcom, Inc. Series A, 8.000%	9,010	15,638
Total Convertible Preferred Stocks (Identified Cost $73,114)		109,078

Preferred Stocks—0.6%
Entertainment—0.6%
LiveStyle, Inc. Series B(4)(5)(6)(7)(8)	25,188	2,519
LiveStyle, Inc. Series B(4)(5)(6)(7)	5,000	—
		2,519

Total Preferred Stocks (Identified Cost $7,469)		2,519

Common Stocks—1.4%
Banks—1.3%
CCF Holdings LLC(6)(7)	6,367,079	4,903
CCF Holdings LLC Class M(6)(7)	879,959	677
		5,580

Consumer Finance—0.1%
Erickson, Inc.(6)(7)	6,354	155
Entertainment—0.0%
LiveStyle, Inc.(4)(5)(6)(7)(8)	90,407	—(9)
Total Common Stocks (Identified Cost $22,668)		5,735

	Shares	Value

Warrants—0.2%
Banks—0.2%
CCF Holdings LLC(6)(7)	1,455,681	$ 757
Media—0.0%
Affinion Group Holdings(6)(7)(8)	12,009	—
Total Warrants (Identified Cost $2,371)		757

	Par Value
Convertible Bonds and Notes—77.8%
Airlines—2.1%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	$ 2,965	2,790
Southwest Airlines Co. 1.250%, 5/1/25	4,345	5,836
		8,626

Auto Manufacturers—3.4%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	3,980	5,159
NIO, Inc.
144A 0.000%, 2/1/26(1)	1,515	1,341
144A 0.500%, 2/1/27(1)	2,535	2,201
Tesla, Inc. 2.000%, 5/15/24	300	5,531
		14,232

Banks—2.1%
BofA Finance LLC 0.125%, 9/1/22	4,515	4,991
JPMorgan Chase Bank N.A. 144A 0.125%, 1/1/23(1)	3,945	3,906
		8,897

Biotechnology—1.7%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	2,350	1,862
Exact Sciences Corp. 0.375%, 3/1/28	3,875	3,884

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Biotechnology—continued
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	$ 1,835	$ 1,540
		7,286

Commercial Services—3.2%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	2,395	2,350
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	1,275	1,262
144A 0.500%, 8/1/27(1)	2,830	2,424
Square, Inc.
0.000%, 5/1/26	6,560	7,130
0.250%, 11/1/27	210	234
		13,400

Computers—1.6%
Lumentum Holdings, Inc. 0.500%, 12/15/26	1,645	1,816
Zscaler, Inc. 0.125%, 7/1/25	2,070	4,858
		6,674

Diversified Financial Services—2.2%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	4,355	5,122
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,820	4,142
		9,264

Electronics—1.3%
II-VI, Inc. 0.250%, 9/1/22	2,725	3,737
Itron, Inc. 144A 0.000%, 3/15/26(1)	1,800	1,554
		5,291

Energy-Alternate Sources—2.5%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	2,010	2,248
144A 0.000%, 3/1/28(1)	2,860	3,300
Plug Power, Inc. 3.750%, 6/1/25	370	2,929
	Par Value	Value

Energy-Alternate Sources—continued
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	$ 1,720	$ 2,141
		10,618

Entertainment—2.1%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	4,435	3,436
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	5,185	5,519
		8,955

Equity Real Estate Investment Trusts (REITs)—1.4%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,730	2,890
Two Harbors Investment Corp. 6.250%, 1/15/22	3,025	3,032
		5,922

Healthcare-Products—1.5%
Insulet Corp. 0.375%, 9/1/26	3,005	4,186
Natera, Inc. 2.250%, 5/1/27	795	1,996
		6,182

Healthcare-Services—2.3%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	7,190	5,686
Teladoc Health, Inc. 1.250%, 6/1/27	4,095	3,723
		9,409

Internet—17.5%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	6,555	6,490
Booking Holdings, Inc. 0.750%, 5/1/25	2,410	3,243
Etsy, Inc.
0.125%, 9/1/27	1,960	3,028
144A 0.250%, 6/15/28(1)	2,315	3,073

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Internet—continued
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	$ 4,450	$ 4,770
fuboTV, Inc. 144A 3.250%, 2/15/26(1)	5,595	4,813
Lyft, Inc. 1.500%, 5/15/25	390	498
Mandiant, Inc. 0.875%, 6/1/24	925	956
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	3,530	5,604
Okta, Inc. 0.375%, 6/15/26	3,315	3,845
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	1,305	1,389
Palo Alto Networks, Inc.
0.750%, 7/1/23	425	875
0.375%, 6/1/25	3,135	5,839
Sea Ltd. 0.250%, 9/15/26	4,605	4,492
Snap, Inc. 144A 0.000%, 5/1/27(1)	6,775	6,545
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	3,455	3,142
Twitter, Inc. 144A 0.000%, 3/15/26(1)	5,140	4,567
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	4,825	4,478
Wayfair, Inc. 0.625%, 10/1/25	4,775	4,696
Zillow Group, Inc. 2.750%, 5/15/25	875	1,038
		73,381

Leisure Time—2.4%
NCL Corp., Ltd.
5.375%, 8/1/25	1,290	1,748
144A 1.125%, 2/15/27(1)	3,510	3,215
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,290	1,536
2.875%, 11/15/23	3,070	3,439
		9,938

	Par Value	Value

Machinery-Diversified—0.4%
Middleby Corp. (The) 1.000%, 9/1/25	$ 1,195	$ 1,726
Media—2.5%
DISH Network Corp.
3.375%, 8/15/26	2,650	2,443
144A 0.000%, 12/15/25(1)	2,595	2,498
Liberty Media Corp.
1.375%, 10/15/23	2,840	4,104
144A 0.500%, 12/1/50(1)	1,130	1,490
		10,535

Oil, Gas & Consumable Fuels—2.8%
EQT Corp. 1.750%, 5/1/26	3,440	5,251
Pioneer Natural Resources Co. 0.250%, 5/15/25	3,835	6,614
		11,865

Pharmaceuticals—1.6%
Dexcom, Inc. 0.250%, 11/15/25	2,890	3,484
Jazz Investments I Ltd. 2.000%, 6/15/26	3,065	3,395
		6,879

Pipelines—3.8%
Cheniere Energy, Inc. 4.250%, 3/15/45	18,700	15,827
Retail—1.9%
Burlington Stores, Inc. 2.250%, 4/15/25	2,560	3,800
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	1,115	4,015
		7,815

Semiconductors—1.4%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	1,050	1,178

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	$ 2,280	$ 3,123
Wolfspeed, Inc. 1.750%, 5/1/26	565	1,496
		5,797

Software—15.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,150	2,744
Avalara, Inc. 144A 0.250%, 8/1/26(1)	2,775	2,639
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	2,925	2,981
144A 0.375%, 7/1/27(1)	800	736
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)	4,365	4,719
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	4,920	6,070
Coupa Software, Inc. 0.375%, 6/15/26	4,180	4,264
Datadog, Inc. 0.125%, 6/15/25	2,005	4,022
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	3,225	3,150
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	2,955	2,996
Fastly, Inc. 144A 0.000%, 3/15/26(1)	2,805	2,353
Five9, Inc. 0.500%, 6/1/25	890	1,108
i3 Verticals LLC 1.000%, 2/15/25	1,840	1,622
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	1,075	1,052
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	2,770	2,222
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	1,615	1,523
Porch Group, Inc. 144A 0.750%, 9/15/26(1)	4,100	4,495
	Par Value	Value

Software—continued
RingCentral, Inc. 0.000%, 3/1/25	$ 3,750	$ 3,744
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	520	995
Splunk, Inc. 1.125%, 6/15/27	4,550	4,303
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	3,450	3,291
Workday, Inc. 0.250%, 10/1/22	2,470	4,615
Zynga, Inc. 144A 0.000%, 12/15/26(1)	1,100	1,002
		66,646

Telecommunications—0.2%
Viavi Solutions, Inc. 1.000%, 3/1/24	545	680
Total Convertible Bonds and Notes (Identified Cost $306,952)		325,845

Total Long-Term Investments—156.1% (Identified Cost $619,264)		653,562

	Shares
Short-Term Investment—8.7%
Money Market Mutual Fund—8.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	36,584,867	36,585
Total Short-Term Investment (Identified Cost $36,585)		36,585

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
Value

TOTAL INVESTMENTS—164.8% (Identified Cost $655,849)	$690,147
Other assets and liabilities, net—0.0%	142
Preferred Shares—(64.8)%	(271,525)
NET ASSETS—100.0%	$418,764

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities amounted to a value of $294,687 or 70.4% of net assets.
(2)	This loan will settle after November 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(3)	Variable rate security. Rate disclosed is as of November 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.60% of net assets.
(5)	Affiliated company.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Security is restricted from resale.
(9)	Amount is less than $500
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Bermuda	2
Jersey	2
Cayman Islands	1
Canada	1
Liberia	1
United Kingdom	1
Total	100%
† % of total investments as of November 30, 2021.

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of November 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at November 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$207,662	$—	$207,662	$—
Leveraged Loans	1,966	—	1,966	—
Convertible Bonds and Notes	325,845	—	325,845	—
Equity Securities:
Convertible Preferred Stocks	109,078	102,961	6,117	—
Common Stocks	5,735	—	—	5,735
Preferred Stocks	2,519	—	—	2,519(1)
Warrants	757	—	—	757(1)
Money Market Mutual Fund	36,585	36,585	—	—
Total Investments	$690,147	$139,546	$541,590	$9,011

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at November 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of February 28, 2021:	$ 19,409	$ 9,574	$ 1,365	$ 163	$ 8,194	$ 113
Accrued discount/(premium)	8	8	—	—	—	—
Realized gain (loss)	(3,597)	(3,751)	—	—(a)	154	—
Change in unrealized appreciation (depreciation)(a)	5,563	16,833	—	(11,625)	(289)	644
Purchases	17,252	—	55	17,197(b)	—	—
Sales(c)	(29,624)	(22,664) (b)	(1,420)	—	(5,540)	—
Balance as of November 30, 2021	$ 9,011	$ —	$ —	$ 5,735	$ 2,519(d)	$ 757(d)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at November 30, 2021, was $(11,082).
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
(e) Includes internally fair valued security currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2021:
Investments in Securities – Assets	Ending Balance at November 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$2,519	Market and Company Comparables	EV Multiples	4.96x (0.25x - 21.04x)
			Illiquidity Discount	30%

Common Stocks:
CCF Holdings LLC	$4,903	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

CCF Holdings LLC Series M	$677	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

Erickson, Inc.	$155	Market and Company Comparables	EV Multiples	1.24x (0.79x - 2.32x) 10.44x (8.69x - 13.96x) 1.01x (0.53x - 1.42x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	4.96x (0.25x - 21.04x)
			Illiquidity Discount	30%

Warrants:
CCF Holdings LLC	$757	Market and Company Comparables	EV Multiples	0.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55.34%
(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.